Loans and other borrowings (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Loans and Other Borrowings

	Maturity date	Discount at issue %	2023 $m	2022 $m

Current

Bank overdrafts (note 18)	n/a	n/a	44	55

€ 500m 1.625% bonds 2024	8 October 2024	0.437	555	–

			599	55

Non-current

€ 500m 1.625% bonds 2024	8 October 2024	0.437	–	534

£300m 3.75% bonds 2025	14 August 2025	0.986	387	365

£350m 2.125% bonds 2026	24 August 2026	0.550	449	423

€ 500m 2.125% bonds 2027	15 May 2027	0.470	559	539

£400m 3.375% bonds 2028	8 October 2028	1.034	509	480

€ 600m 4.375% bonds 2029	28 November 2029	0.098	663	–

			2,567	2,341

Total loans and other borrowings			3,166	2,396

Denominated in the following currencies:

Sterling			1,345	1,269

US dollars			44	53

Euros			1,777	1,073

Other			–	1

			3,166	2,396